Shareholder Report	12 Months Ended	105 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000819930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005506
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Investor Class
Trading Symbol	PRSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$95	0.79%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Investor Class)	40.27%	16.54%	17.28%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	20.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,285,386,000	$ 10,285,386,000
Holdings Count | Holding	123	123
Advisory Fees Paid, Amount	$ 59,422,000
InvestmentCompanyPortfolioTurnover	217.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,285,386 Number of Portfolio Holdings123
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005507
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Advisor Class
Trading Symbol	PASTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$127	1.06%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Advisor Class)	39.88%	16.22%	16.98%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	20.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,285,386,000	$ 10,285,386,000
Holdings Count | Holding	123	123
Advisory Fees Paid, Amount	$ 59,422,000
InvestmentCompanyPortfolioTurnover	217.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,285,386 Number of Portfolio Holdings123
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169947
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	I Class
Trading Symbol	TSNIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality and rose following record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Broadcom advanced on enthusiasm around the company’s potential to meet custom artificial intelligence demands in a large addressable market. Shares of mobile gaming-focused app marketing platform AppLovin also appreciated following strong growth in its core gaming business and software platform business and encouraging revenue and earnings guidance.

  Semiconductor company Intel and software company Adobe detracted on an absolute basis. Intel declined on lower-than-expected guidance and concerns that its new Gaudi3 accelerator isn’t gaining share in the AI graphics processing unit market. Shares of Adobe fell after competitors announced AI tools that could cut into the company’s core business. We eliminated our positions in both holdings.

  We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of numbers, and the right side of macroeconomic trends. We plan to continue seeking companies that we believe are well positioned on a multiyear basis as well as those with idiosyncratic growth drivers, and we want to own them at the right time when both the multiple and numbers can increase relative to peers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Science & Technology Fund (I Class)	40.43%	16.68%	19.57%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.42
S&P North America Tech Index (Strategy Benchmark)	36.08	21.06	22.83
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,285,386,000	$ 10,285,386,000
Holdings Count | Holding	123	123
Advisory Fees Paid, Amount	$ 59,422,000
InvestmentCompanyPortfolioTurnover	217.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,285,386 Number of Portfolio Holdings123
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	19.8%
Infrastructure and Developer Tool Software	13.3
Digital Systems	12.3
Processors	11.4
Collaboration and Productivity Software	5.0
Consumer Electronics	4.9
U.S. Internet Retail	4.6
Front-Office Applications Software	4.4
Wireline Equipment	3.8
Other	20.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Alphabet	9.7
Meta Platforms	9.3
Microsoft	8.8
Broadcom	8.5
Apple	4.9
Amazon.com	4.6
Salesforce	3.1
ServiceNow	2.7
Oracle	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless